UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	December 31, 2008

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	$ 2,867,001
List of Other Included Managers:

No.	13F File Number	Name

None

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
                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

3M Company                       com           88579Y101        5822    101185 SH     SOLE                  94385     0     6800
ABB LTD-SPON ADR                 sponsored adr 000375204       51412   3425195 SH     SOLE                1381520     0  2043675
Abbott Labs                      com           002824100      127476   2388540 SH     SOLE                 986840     0  1401700
Ace Ltd                          shs           h0023r105       66651   1259475 SH     SOLE                 551240     0   708235
American Express Co.             com           025816109       55525   2993235 SH     SOLE                1266635     0  1726600
Amgen Inc.                       com           031162100       53597    928090 SH     SOLE                 383830     0   544260
Aon Corp.                        com           037389103        4121     90215 SH     SOLE                  90215     0        0
Apache Corp.                     com           037411105         902     12100 SH     SOLE                      0     0    12100
AT&T Inc.                        com           00206r102      132633   4653801 SH     SOLE                1862700     0  2791101
Baker Hughes Inc.                com           057224107       36247   1130247 SH     SOLE                 508867     0   621380
Bank of America Corp.            com           060505104       58372   4145760 SH     SOLE                1812088     0  2333672
Bank Of New York Mellon Corp.    com           064058100       67760   2391820 SH     SOLE                1072600     0  1319220
Berkshire Hathaway Inc.          cl a          084670108        1932        20 SH     SOLE                     20     0        0
Blackrock Muniyield Insured Fund com           09254e103         193     21300 SH     SOLE                  21300     0        0
Chevron Corp                     com           166764100      106571   1440726 SH     SOLE                 628776     0   811950
Cisco Systems Inc.               com           17275R102       71360   4377898 SH     SOLE                1731323     0  2646575
Comcast Corp. Special Cl A       cl a spl      20030N200      104793   6488701 SH     SOLE                2691559     0  3797142
ConocoPhillips                   com           20825c104       91281   1762186 SH     SOLE                 761625     0  1000561
Consolidated Edison Inc.         com           209115104         350      9000 SH     SOLE                      0     0     9000
Covidien LTD                     com           g2552x108       78798   2174346 SH     SOLE                 904029     0  1270317
CVS Caremark Corp.               com           126650100      100581   3499691 SH     SOLE                1423329     0  2076362
Devon Energy Corp.               com           25179M103       85323   1298476 SH     SOLE                 587552     0   710924
Dow Chemical Corp.               com           260543103         151     10000 SH     SOLE                      0     0    10000
Dupont De Nemours                com           263534109         220      8712 SH     SOLE                   1500     0     7212
El Paso Corporation              com           28336L109       71854   9176695 SH     SOLE                3892895     0  5283800
EMC Corporation                  com           268648102        3370    321870 SH     SOLE                 321870     0        0
Exelon Corp.                     com           30161n101       54100    972852 SH     SOLE                 427331     0   545521
Ford Motor Co.                   com par $0.01 345370860          34     15000 SH     SOLE                  15000     0        0
General Electric                 com           369604103       62541   3860559 SH     SOLE                1608489     0  2252070
GlaxoSmithKline                  sponsored adr 37733W105         509     13656 SH     SOLE                      0     0    13656
Hewlett Packard Inc.             com           428236103       94167   2594860 SH     SOLE                1133385     0  1461475
Home Depot                       com           437076102         237     10315 SH     SOLE                    315     0    10000
Intel Corp.                      com           458140100         242     16500 SH     SOLE                      0     0    16500
International Business Machines  com           459200101       71893    854236 SH     SOLE                 381406     0   472830
Ishares Russell 1000 Value       russell1000val464287598        2173     43880 SH     SOLE                  43880     0        0
J.C. Penney Inc.                 com           708160106       43537   2209990 SH     SOLE                1013050     0  1196940
J.P. Morgan Chase & Co.          com           46625h100      100825   3197760 SH     SOLE                1430030     0  1767730
Johnson & Johnson                com           478160104       98113   1639857 SH     SOLE                 566237     0  1073620
Kraft Foods Inc-A                cl a          50075n104       87960   3275982 SH     SOLE                1469165     0  1806817
Liberty Media - Interactive A    int com ser a 53071m104         101     32515 SH     SOLE                   1331     0    31184
Liberty Media Corp Ent. Group A  ent com ser a 53071m500         455     26008 SH     SOLE                   1064     0    24944
Lowe's Companies                 com           548661107      104906   4874830 SH     SOLE                1965540     0  2909290
McKesson Corp                    com           58155Q103       48320   1247620 SH     SOLE                1002260     0   245360
Merrill Lynch                    com           590188108         735     63150 SH     SOLE                   2350     0    60800
Metlife Inc.                     com           59156R108       94358   2706760 SH     SOLE                1178940     0  1527820
Microsoft Corp.                  com           594918104         203     10420 SH     SOLE                    420     0    10000
Morgan Stanley                   com new       617446448       57736   3599505 SH     SOLE                1580365     0  2019140
Nuveen Insured Municipal Opportuncom           670984103         268     25000 SH     SOLE                  19000     0     6000
Nuveen Select Tax-Free Income Porsh ben int    67062F100         276     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105       84101   4743435 SH     SOLE                2068305     0  2675130
Pfizer Inc.                      com           717081103         216     12195 SH     SOLE                  12195     0        0
Philip Morris International      com           718172109         261      6000 SH     SOLE                      0     0     6000
Praxair                          com           74005P104       52014    876255 SH     SOLE                 381230     0   495025
Procter & Gamble                 com           742718109       85010   1375125 SH     SOLE                 570485     0   804640
Stanley Works                    com           854616109         210      6153 SH     SOLE                   6153     0        0
The Walt Disney Co.              com disney    254687106         235     10350 SH     SOLE                  10350     0        0
Thermo Fisher Scientific Inc.    com           883556102       79790   2341950 SH     SOLE                1026630     0  1315320
Time Warner Cable - A            cl a          88732j108        4481    208885 SH     SOLE                 208885     0        0
Time Warner Inc.                 com           887317105        1762    175140 SH     SOLE                  22140     0   153000
United Parcel Service- Cl B      cl b          911312106       80533   1459990 SH     SOLE                 640775     0   819215
United Technologies              com           913017109      116867   2180360 SH     SOLE                 975500     0  1204860
Verizon Communications           com           92343v104         290      8540 SH     SOLE                      0     0     8540
Western Union Co.                com           959802109         143     10000 SH     SOLE                      0     0    10000
Wyndham Worldwide Corp           com           98310w108       26494   4044919 SH     SOLE                1428713     0  2616206
Xerox                            com           984121103       33607   4216739 SH     SOLE                3421049     0   795690
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